Condensed Consolidated Statements of Shareholders' Equity - USD ($)	Common Stock [Member]	Subscription Receivable [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Sep. 30, 2022	$ 13,125	$ (13,125)	$ 128,205	$ 770,938	$ 899,143
Balance, shares at Sep. 30, 2022	13,125,000
Net income				450,808	450,808
Balance at Mar. 31, 2023	$ 13,125	(13,125)	128,205	1,221,746	1,349,951
Balance, shares at Mar. 31, 2023	13,125,000
Balance at Sep. 30, 2023	$ 13,125	(13,125)	128,205	373,971	502,176
Balance, shares at Sep. 30, 2023	13,125,000
Net income				898,795	898,795
Issuance of ordinary share upon the completion of IPO, net of issuance cost	$ 1,500		2,962,556		2,964,056
Issuance of ordinary share upon the completion of IPO, net of issuance cost, shares	1,500,000
Balance at Mar. 31, 2024	$ 14,625	$ (13,125)	$ 3,090,761	$ 1,272,766	$ 4,365,027
Balance, shares at Mar. 31, 2024	14,625,000